Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania 19103-7018

(215) 564-8000

December 14, 2016

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Jaea Hahn

RE:      Delaware Group Global & International Funds (the “Registrant”)

File Nos. 811-06324; 033-41034

Dear Ms. Hahn:

On behalf of the Registrant, please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 69 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”). The sole purpose of the Amendment is to file certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the Item 2, 3 and 4 risk/return summary disclosure required by Form N-1A, which disclosure was included in Post-Effective Amendment No. 68 to the Registrant’s Registration Statement which was filed for the purposes of: (i) responding to comments received from the Staff of the U.S. Securities and Exchange Commission (the “SEC”) concerning Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A, which was filed with the SEC on August 24, 2016 pursuant to Rule 485(a) under the 1933 Act for the purposes of: (a) revising the investment strategies of the Registrant’s Delaware Focus Global Growth Fund (the “Fund”) and (b) changing the name of the Fund to Delaware International Small Cap Fund; and (ii) updating certain other information contained in the Fund’s prospectus, the statement of additional information, and Part C. Post-Effective Amendment No. 68 was filed with the U.S. Securities and Exchange Commission via the EDGAR on November 30, 2016 pursuant to Rule 485(b) under the Securities Act of 1933. The Registrant is filing this Amendment under Rule 485(b) for immediate effectiveness. In our judgment as counsel to the Registrant, this Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

As noted on the facing sheet the information relating to the other series of the Registrant is not amended or superseded hereby. If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik

Jonathan M. Kopcsik

cc:

Emilia P. Wang

   Delaware Investments

Bruce G. Leto